JOINT ARRANGEMENTS - Joint Operations (Details)	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Golden Eagle Area Development
JOINT ARRANGEMENTS
Ownership interest sold (as percent)	26.69%
WWR Project | Conditional agreement
JOINT ARRANGEMENTS
Ownership interest (as percent)		40.00%
Percentage increase in ownership interest in joint operation		12.50%
Oil Sands | Operated By Suncor | Fort Hills Energy Limited Partnership
JOINT ARRANGEMENTS
Ownership interest (as percent)				54.11%	54.11%
Oil Sands | Operated By Suncor | Meadow Creek
JOINT ARRANGEMENTS
Ownership interest (as percent)				75.00%	75.00%
Oil Sands | Operated By Suncor | Syncrude
JOINT ARRANGEMENTS
Ownership interest (as percent)				58.74%
Oil Sands | Non-operated | Syncrude
JOINT ARRANGEMENTS
Ownership interest (as percent)					58.74%
Exploration and Production | Operated By Suncor | Terra Nova
JOINT ARRANGEMENTS
Ownership interest (as percent)				48.00%	37.68%
Exploration and Production | Non-operated | Buzzard
JOINT ARRANGEMENTS
Ownership interest (as percent)				29.89%	29.89%
Exploration and Production | Non-operated | Fenja Development JV
JOINT ARRANGEMENTS
Ownership interest (as percent)				17.50%	17.50%
Exploration and Production | Non-operated | Golden Eagle Area Development
JOINT ARRANGEMENTS
Ownership interest (as percent)					26.69%
Exploration and Production | Non-operated | Hibernia and the Hibernia South Extension Unit
JOINT ARRANGEMENTS
Ownership interest (as percent)			19.48%		19.19%
Percentage increase in ownership interest in joint operation			0.29%
Exploration and Production | Non-operated | Hibernia and the Hibernia South Extension Unit | Minimum
JOINT ARRANGEMENTS
Ownership interest (as percent)				19.48%	19.19%
Exploration and Production | Non-operated | Hibernia and the Hibernia South Extension Unit | Maximum
JOINT ARRANGEMENTS
Ownership interest (as percent)				20.00%	20.00%
Exploration and Production | Non-operated | Hebron
JOINT ARRANGEMENTS
Ownership interest (as percent)				21.03%	21.03%
Exploration and Production | Non-operated | Harouge Oil Operations
JOINT ARRANGEMENTS
Ownership interest (as percent)				49.00%	49.00%
Exploration and Production | Non-operated | North Sea Rosebank Project
JOINT ARRANGEMENTS
Ownership interest (as percent)				40.00%	40.00%
Exploration and Production | Non-operated | Oda
JOINT ARRANGEMENTS
Ownership interest (as percent)				30.00%	30.00%
Exploration and Production | Non-operated | White Rose and the White Rose Extensions | Minimum
JOINT ARRANGEMENTS
Ownership interest (as percent)				26.13%	26.13%
Exploration and Production | Non-operated | White Rose and the White Rose Extensions | Maximum
JOINT ARRANGEMENTS
Ownership interest (as percent)				27.50%	27.50%